Provisions, income tax liabilities and other liabilities - Fair Value of Plans Assets relating to Pension Plans and Other Post-employment Plans (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	86.90%	94.80%	87.40%
Other securities	13.10%	5.20%	12.60%
Total	100.00%	100.00%	100.00%
Cash and cash equivalents
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	0.70%	3.50%	1.80%
Equity instruments
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	25.00%	24.80%	22.60%
Bonds and similar instruments
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	53.80%	59.90%	55.80%
Real estate
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	4.00%	3.40%	3.80%
Commodities
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	1.00%	0.90%	0.90%
Other
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	2.40%	2.30%	2.50%
Hedge funds
Disclosure of fair value of plan assets [line items]
Other securities	0.00%	0.40%	0.00%
Insurance policies
Disclosure of fair value of plan assets [line items]
Other securities	13.10%	4.80%	12.60%